Assets Held for Sale - Schedule of Assets and Liabilities Held for Sale (Details) - CAD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total assets held for sale	$ 561	$ 0
Total liabilities associated with assets held for sale	129	$ 0
Held-for-Sale | Aitken Creek
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	19
Accounts receivable and other current assets	30
Inventories	55
Property, plant and equipment, net	430
Goodwill	27
Total assets held for sale	561
Accounts payable and other current liabilities	20
Deferred income taxes	109
Total liabilities associated with assets held for sale	$ 129